Income Taxes - Summary of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 29,734	$ 27,510
Research and development credits carryforward	5,009	3,975
Accruals	988	509
Other	62	71
Interest expense carryforward	566	278
Fixed assets	128	140
Stock-based compensation	604	413
Total deferred tax assets	37,091	32,896
Less: valuation allowance	(35,023)	(31,081)	$ (23,150)
Deferred tax liabilities:
Intangibles	(1,876)	(1,710)
Deferred commissions	(192)	(105)
Total deferred tax liabilities	(2,068)	(1,815)
Net deferred tax assets	$ 0	$ 0